Description of Business and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended			42 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Dec. 31, 2020
Available borrowing capacity under revolving credit facility	$ 25.0					$ 25.0
Cash equivalents			$ 44.7	$ 16.3			$ 15.1
Net change in inventory reserve	2.8	$ (2.1)	(1.8)	1.2	$ 9.4
Impairment loss						$ 0.0
Commission expenses	$ 0.4	0.6	0.5	0.5	0.7
Revenue, Practical Expedient, Initial Application and Transition, Nondisclosure of Transaction Price Allocation to Remaining Performance Obligation [true false]	true
Revenue, Practical Expedient, Financing Component [true false]	true
Advertising costs and expense	$ 1.2	$ 1.5	2.3	1.7	$ 0.8
Loss contingencies	$ 2.4		$ 0.0	$ 0.0
Minimum [Member] | Buildings
Estimated useful lives of the assets	15 years
Minimum [Member] | Building improvements
Estimated useful lives of the assets	7 years
Minimum [Member] | Leasehold improvements
Estimated useful lives of the assets	5 years
Minimum [Member] | Machinery and equipment
Estimated useful lives of the assets	3 years
Minimum [Member] | Furniture and fixtures
Estimated useful lives of the assets	3 years
Minimum [Member] | Vehicles and software
Estimated useful lives of the assets	3 years
Maximum | Buildings
Estimated useful lives of the assets	30 years
Maximum | Building improvements
Estimated useful lives of the assets	15 years
Maximum | Leasehold improvements
Estimated useful lives of the assets	7 years
Maximum | Machinery and equipment
Estimated useful lives of the assets	5 years
Maximum | Furniture and fixtures
Estimated useful lives of the assets	5 years
Maximum | Vehicles and software
Estimated useful lives of the assets	5 years